Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Reconciliation Pre-tax Income	A reconciliation of the Company’s pre-tax loss for the years ended December 31, 2022 and 2021 is as follows:

	2022	2021
Domestic	$(81,586)	$(84,624)
Foreign	4	(47)

Total	$(81,582)	$(84,671)

Schedule of Provision
The Company’s provision at December 31, 2022 and 2021 consist of the following:

	2022	2021
Current:
Federal	$—	$—
State	(2)	15
Foreign	—	—

Total current	$(2)	$15
Deferred:
Federal	—	—
State	—	—
Foreign	—	—

Total deferred	$—	$—

Total (benefit) provision	$(2)	$15

Schedule of Reconciliation of U.S. Federal Statutory Income Tax Rate
A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate for the years ended December 31, 2022 and 2021 is as follows:

	2022	2021
U.S federal statutory income tax rate	21.0%	21.0%
Permanent differences	(0.1)	—
State income taxes, net of federal benefit	5.4	2.7
Research and development tax credits	5.1	3.6
State rate changes	3.7	—
Stock compensation deductions	(2.8)	1.6
Other items	—	(0.7)
Change in deferred tax asset valuation allowance	(32.3)	(28.2)

Effective income tax rate	—%	—%

Schedule of Deferred Tax Assets
The Company’s deferred tax assets at December 31, 2022 and 2021 consist of the following:

	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$45,512	$36,590
Research and development tax credits	11,163	7,026
Capitalized research and development costs	10,042	—
Intangibles	478	392
Stock compensation	9,507	6,554
Accrued expenses	—	107
Deferred revenue	—	—
Other	357	176
Fixed assets	282	265
Lease liability	7,735	7,269

Gross deferred tax asset	85,076	58,379
Valuation allowance	(77,288)	(50,931)

Net deferred tax assets	$7,788	$7,448
Deferred tax liabilities:
Right of use asset	(7,788)	(7,448)

Net deferred tax asset (liability)	$—	$—